Income Tax Expense (Details) - Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unused Tax Losses for which No Deferred Tax Asset Recognized [Abstract]
Potential tax benefit, percentage	25.00%	25.00%